Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trading assets and liabilities
end of	2022	2021
Trading assets (CHF million)
Debt securities	37,188	54,198
Equity securities	13,155	36,546
Derivative instruments [1]	11,101	17,559
Other	4,017	2,838
Trading assets	65,461	111,141
Trading liabilities (CHF million)
Short positions	9,168	16,689
Derivative instruments [1]	8,945	10,604
Other	225	242
Trading liabilities	18,338	27,535
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
end of	2022	2021
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	11,924	17,869
Cash collateral received	8,754	12,056
Cash collateral on derivatives instruments – not netted (CHF million) [2]
Cash collateral paid	7,723	7,659
Cash collateral received	2,036	5,533
1 Recorded as cash collateral netting on derivative instruments in Note 28 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 23 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	2022	2021
Trading assets (CHF million)
Debt securities	37,614	54,297
Equity securities	13,182	36,606
Derivative instruments [1]	11,143	17,559
Other	4,016	2,837
Trading assets	65,955	111,299
Trading liabilities (CHF million)
Short positions	9,167	16,693
Derivative instruments [1]	8,945	10,604
Other	225	242
Trading liabilities	18,337	27,539
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
end of	2022	2021
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	11,924	17,869
Cash collateral received	9,604	12,056
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	7,723	7,659
Cash collateral received	2,079	5,533
1 Recorded as cash collateral netting on derivative instruments in Note 27 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.